Scope of Consolidation and Non-Consolidated Entities - Additional Information (Detail)	6 Months Ended
Jun. 30, 2025
Cellectis, Inc. [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary	100.00%
Cellectis, Inc. [Member] | Cellectis Biologics, Inc. [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary	100.00%
Primera Therapeutics, Inc. [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Voting rights held in associate	17.00%